COMMITMENTS (Narrative) (Details) - CAD ($)			1 Months Ended		3 Months Ended
	Apr. 01, 2020	Jan. 02, 2020	Sep. 30, 2020	Feb. 02, 2020	Nov. 02, 2020	Aug. 02, 2020	May 02, 2020	Nov. 30, 2020
Aerowave Corporation ("Aerowave") [Member]
Disclosure Of Commitments [Line Items]
Shares issued for asset acquisition (shares)			50,000
Shares issued for asset acquisition			$ 22,811
Arms length party [Member] | Advertising Agreement [Member]
Disclosure Of Commitments [Line Items]
Advertising expense		$ 36,000		$ 9,000	$ 9,000	$ 9,000	$ 9,000
Prepaid adverting expenses								$ 3,000
Director [Member]
Disclosure Of Commitments [Line Items]
Consulting fees	$ 250,000
Shares issued for consulting services	1,000,000